Other Assets (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Other Assets Disclosure [Line Items]
Security deposits for leased property		₨ 6,461.8	$ 78.6	₨ 5,687.6
Sundry accounts receivable		84,217.8	1,024.7	52,033.2
Advance income tax (in excess of current tax expense)		52,006.4	632.8	41,941.6
Advances		14,724.3	179.1	10,705.4
Prepaid expenses		4,757.4	57.9	4,333.2
Deposits/Margins paid		14,959.0	182.0	10,330.7
Derivatives (see note 23)		121,749.4	1,481.3	80,202.3
Term placements		970,063.2	11,802.7	471,502.0
Receivable on account of trade date		8,442.2	102.7	2,025.2
Others	[1]	129,380.8	1,574.1	114,420.9
Total		₨ 1,496,751.6	$ 18,210.8	₨ 864,754.3
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]		Total	Total	Total
Other Assets [Member]
Other Assets Disclosure [Line Items]
Right-of-use assets		₨ 89,989.3	$ 1,094.9	₨ 71,572.2

[1]	Others include equity securities with carrying value amounting to Rs. 14,736.7 million and Rs. 22,103.4 million as of March 31, 2022 and March 31, 2023, respectively. Equity securities include non-marketable equity securities carried at cost of Rs. 2,665.9 million and Rs. 2,640.8 million as of March 31, 2022 and March 31, 2023, respectively. Unrealized gain/(loss)recognized in non-interest revenue–other, net amount to Rs. (7,633.5) million and Rs. 7,160.1 million for the fiscal years ended March 31, 2022 and March 31, 2023, respectively.